Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	¥ 998,036	¥ 934,152
Contract assets.	122,628	228,763
Allowance account for credit losses of financial assets	59,852	82,340
Gross carrying amount | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		934,152
Contract assets.		311,103
Gross carrying amount of trade receivables and contract assets		1,245,255
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		42,978
Contract assets.		82,340
Allowance account for credit losses of financial assets		125,318
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	1,180,516	¥ 1,245,255
Credit risk | Gross carrying amount | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	998,036
Contract assets.	182,480
Gross carrying amount of trade receivables and contract assets	1,180,516
Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	116,899
Trade receivable. | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	57,047
Contract asset | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 59,852